Submission	Nov. 13, 2024
Submission [Line Items]
Central Index Key	0001906324
Registrant Name	QUIDELORTHO CORPORATION
Registration File Number	333-283339
Form Type	S-3
Submission Type	424B3
Fee Exhibit Type	EX-FILING FEES